Parent Company Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Income (loss) before taxes and equity in undistributed net income	$ 955	$ (1,016)	$ 823	$ 597	$ 1,042	$ 1,076	$ 1,048	$ 254	$ 1,359	$ 3,420	$ 4,316
Income Tax Expense (Benefit)	210	(316)	153	194	281	336	341	45	241	1,003	1,313
Net income (loss)	745	(700)	670	403	761	740	707	209	1,118	2,417	3,003
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Interest and dividends on investments									159	248	128
Other income									399	484	223
Total income									558	732	351
Operating Expenses									758	1,275	492
Income (loss) before taxes and equity in undistributed net income									(200)	(543)	(141)
Income Tax Expense (Benefit)									(35)	(185)	(136)
Income (loss) before equity in undistributed net income of subsidiary									(165)	(358)	(5)
Equity in undistributed net income of subsidiary									1,283	2,775	3,008
Net income (loss)									$ 1,118	$ 2,417	$ 3,003